Submission	Aug. 10, 2026
Submission [Line Items]
Central Index Key	0000921738
Registrant Name	PENN ENTERTAINMENT, INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES